Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 181,689	$ 122,060	$ 76,361
Accounts receivable, net of allowance for doubtful accounts of $2,700, $1,266 and $596, respectively	38,417	75,644	39,811
Inventories	19,381	7,734	5,663
Current deferred tax asset	882	882
Prepaid expenses and other current assets	3,269	1,577	6,267
Total current assets	243,638	207,897	128,102
Property and equipment, net	6,178	4,471	1,022
Long-term deferred tax asset	232	232	324
Other long-term assets	1,775	1,136	2,230
Total assets	251,823	213,736	131,678
Current liabilities:
Accounts payable	31,257	26,450	14,758
Customer deposits	3,010	235	1,675
Deferred revenues	1,841	805	1,734
Income taxes payable	4,601	946	4,428
Debt-short-term	5,011	6,968
Other current liabilities	10,976	17,031	15,206
Total current liabilities	56,696	52,435	37,801
Long-term taxes payable	7,727	7,727	1,870
Debt-long-term	72,358	22,623
Other long-term liabilities			32
Total liabilities	136,781	82,785	39,703
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock-$0.001 par value; zero and 36,034,630 shares authorized as of June 30, 2012 and 2011, respectively: Zero and 36,034,630 shares issued and outstanding at June 30, 2012 and 2011, respectively; maximum liquidation preference of $0 and $145,847 as of June 30, 2012 and 2011, respectively			145,847
Stockholders' equity (deficit):
Preferred stock-$0.001 par value; 50,000,000 shares authorized, none issued
Common stock-$0.001 par value; 500,000,000 and 150,000,000 shares authorized: 87,067,124, 92,049,978 and 62,685,955 outstanding at March 31, 2013, June 30, 2012 and 2011, respectively	87	92	63
Additional paid-in capital	131,429	128,981	545
Treasury stock-44,238,960 and 39,079,910 shares held in treasury at March 31, 2013 and June 30, 2012 and 2011, respectively	(123,864)	(69,515)	(69,515)
Retained earnings	107,390	71,393	15,035
Total stockholders' equity (deficit)	115,042	130,951	(53,872)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 251,823	$ 213,736	$ 131,678